Master Trust - Schedule of Master Trust Net Assets (Details) - SIP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other assets
Cash	$ 39	$ 35
Receivables for securities sold	130	194
Total Master Trust assets	550,305	425,372
Liabilities
Payables for securities purchased	(155)	(162)
Net Master Trust assets	550,150	425,210
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	21,737,110	17,558,746
Fully benefit-responsive synthetic guaranteed investment contracts	745,342	780,302
Other assets
Cash	5,609	12,700
Receivables for securities sold	10,745	113,787
Accrued income	39,453	31,300
Total Other assets	55,807	157,787
Total Master Trust assets	22,538,259	18,496,835
Liabilities
Payables for securities purchased	(26,413)	(151,488)
Net Master Trust assets	22,511,846	18,345,347
Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	5,495,510	3,784,230
Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	3,921,926	3,360,443
Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	23,527	16,468
Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	5,481	7,570
Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	1,116,507	899,155
Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	917,546	847,015
Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	24,181	8,351
Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	161,077	162,359
Plan’s Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	481,312	363,656
Fully benefit-responsive synthetic guaranteed investment contracts	34,911	32,739
Other assets
Cash	72	236
Receivables for securities sold	147	2,263
Accrued income	666	503
Total Other assets	885	3,002
Total Master Trust assets	517,108	399,397
Liabilities
Payables for securities purchased	(413)	(2,868)
Net Master Trust assets	516,695	396,529
Plan’s Interest in Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	227,029	160,859
Plan’s Interest in Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	45,529	35,211
Plan’s Interest in Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	325	218
Plan’s Interest in Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	109	144
Plan’s Interest in Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	22,000	16,801
Plan’s Interest in Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	18,291	16,023
Plan’s Interest in Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	165,425	132,194
Plan’s Interest in Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	411	97
Plan’s Interest in Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	$ 2,193	$ 2,109